Derivative Instruments - Summary of Cross Currency Swap Agreement (Detail) (Norwegian Kroner-denominated Bond due in 2017 [Member], Currency swap [Member]) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 NOK
Derivative [Line Items]
Principal Amount	$ 125,000	700,000
Interest Rate Index	NIBOR	NIBOR
Floating rate receivable, margin	5.25%	5.25%
Fixed interest payment on cross currency rate swap	6.88%	6.88%
Fair Value	$ (11,677)
Weighted-Average Remaining Term (Years)	3 years 9 months 18 days	3 years 9 months 18 days